Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity

Options granted in 2018, 2019 and 2020:

	Number of options granted according to option plan of the company	Exercise price per Ordinary Share	The fair value of options on date of grant (in
Date of grant	Total	($)	thousands)
January 2018	128,000	$6.9	$838
June 2018	50,000	$2.22	$119
September 2018	30,000	$1.78	$46
December 2018	1,305,000	$1.22	$1,300
December 2019	1,346,000	$1.22	$1,411
November 24, 2020	125,000	$1.17	$135
December 8, 2020	1,343,000	$1.22	$1,753

Schedule of Fair Value of Stock Options and RSUs Granted

The fair value of the Company’s stock options and RSUs granted for the years ended December 31, 2020, 2019 and 2018 was estimated using the following assumptions:

	2020	2019	2018
Value of one ordinary share	$1.21 -$1.45	$1.15	$1.09- $7.20
Expected stock price volatility	94%	100%	97%-100%
Expected term (in years)	11	11	11
Risk free interest rate	0.88%-0.91%	1.91%	2.46%-2.93%
Dividend yield	-	-	-

Schedule of Changes in the Number of Options and RSUs and Weighted Average Exercise Prices
g.	Changes in the number of options and RSUs and weighted average exercise prices are as follows:

	Year ended December 31
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	6,373,331	$2.91	5,056,914	$3.36	4,036,095	$3.88
Granted	1,468,000	1.22	1,346,000	1.22	1,513,000	1.74
Exercised	-	-	-	-	(97,042)	0.33
Forfeited and expired	(271,705)	4.35	(29,583)	3.30	(395,140)	3.31
Outstanding at end of year (1)	7,569,626	$2.53	6,373,331	$2.91	5,056,914	$3.36
Exercisable at end of year	4,149,359	$3.43	3,294,647	$3.73	2,478,796	$3.70

(1)	Out of which number of RSUs 102,334, 102,334 and 114,668 for the years ended December 31, 2020, 2019 and 2018, respectively

Schedule of Options Exercise Price and Contractual Life
h.	The following is information about exercise price and remaining contractual life of outstanding options and RSUs at year-end:

December 31, 2020			December 31, 2019			December 31, 2018
Number of options outstanding at end of year	Exercise Price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise Price	Weighted average of remaining contractual life
509,176	$0.002	10.14	509,176	$0.002	10.88	521,509	$0.002	11.34
125,000	$1.17	19.91	-	-	-	-	-	-
72,990	$1.21	3.72	72,990	$1.21	4.72	72,990	$1.21	5.72
4,491,494	$1.22-2.47	16.61	3,244,969	$1.22-2.47	30.38	1,898,969	$1.22-2.47	15.54
538,871	$3.30-3.48	11.92	559,871	$3.30-3.48	12.96	559,871	$3.30-3.48	13.96
30,000	$6.03	14.12	60,000	$6.03	15.13	60,000	$6.03	16.13
106,625	$6.90	17.02	116,000	$6.90	18.02	116,000	$6.9	19.2
342,470	$7.52	14.88	372,470	$7.52	15.88	372,470	$7.52	16.88
1,353,000	$5.08-5.99	16.36	1,437,855	$5.08-5.99	17.36	1,455,105	$5.08-5.99	18.38

7,569,626			6,373,331			5,056,914

Schedule of Share Based Compensation
i.	Expenses for share based compensation recognized in statements of operations were as follows:

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands
Research and development expenses	$834	$1,236	$2,255
Administrative and general expenses	827	1,015	1,541
Marketing expenses	-	-	71
	$1,661	$2,251	$3,867